Notes on the Consolidated Statements of Operations and Comprehensive Loss - General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Consolidated Income Statement [Line Items]
Total general and administrative expenses	€ 24,840	€ 19,540	[1]	€ 16,091	[1]
General and administrative expenses
Consolidated Income Statement [Line Items]
Personnel costs	7,938	7,447		4,120
Legal, consulting, bookkeeping and auditing costs	9,429	3,600		6,084
Provisions for bad debts, write-offs, and uncollectible amounts	385	1,203		4,102
Goodwill impairment	0	3,324		0
Third party services	1,844	860		319
Licenses	1,577	798		24
Depreciation and amortization	1,082	49		34
Insurance	880	640		214
Office expenses	429	499		264
Recruiting costs	127	458		323
Travel costs	721	361		233
Other expenses	428	301		374
Total general and administrative expenses	€ 24,840	€ 19,540		€ 16,091

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.